Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 36.53%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		985	$98,766
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)			337,240
		Notional
PURCHASED OPTIONS - 122.60% (b)(c)	Contracts	Amount

CALL OPTIONS - 105.60%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $394.35......................................	26	$932,256	49,611
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.40..........................................	26	932,256	925,334
PUT OPTIONS - 17.00%			974,945

iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.70...................	87	891,315	91,879
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price
$105.47................................................................................................................	90	922,050	61,598
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $154.58......................................	26	932,256	3,487
TOTAL PURCHASED OPTIONS (Cost $1,175,621)			156,964
			1,131,909
Total Investments (Cost $1,516,879) - 159.13%............................................................			1,469,149
Liabilities in Excess of Other Assets - (59.13)%.............................................................			(545,949)
....................................................................................TOTAL NET ASSETS - 100.00%			$923,200

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,240.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	7/10/2023	$154.58	26	$(932,256)	$(539,078)
PUT OPTIONS					(539,078)

iShares 20+ Year Treasury Bond ETF...............	7/10/2023	$114.42	87	(891,315)	(124,148)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	7/10/2023	$111.02	90	(922,050)	(96,331)
S&P 500® Mini Index...................................	7/10/2023	$346.92	26	(932,256)	(62,851)
TOTAL OPTIONS WRITTEN (Premiums Received $787,421)					(283,330)
					$(822,408)